As filed with the Securities and Exchange Commission on August 3, 2021
Registration No. 333-148723
Registration No. 811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. (393)	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. (394)	☒

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b);
☒	On August 6, 2021 pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: shares of beneficial interest.

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 6, 2021, as the new effective date for Post-Effective Amendment No. 388 to the Registration Statement filed on May 17, 2021, for the Cboe Vest Bitcoin Target Volatility Strategy. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 388 to the Registration Statement.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007 and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(d)(4)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(5)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(d)(6)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(d)(7)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(8)	Amended Investment Advisory Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (collectively the “Cboe Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(d)(9)	Investment Advisory Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Bitcoin Target Volatility Strategy Fund (To Be Filed by Amendment).

(d)(10)	Amended Investment Advisory Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM U.S Managed Accumulation Fund, SIM Global Managed Accumulation Fund and SIM Income Fund (the "SIM Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(d)(11)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(12)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(13)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(d)(14)	Investment Advisory Agreement between the Registrant and Curasset Capital Management, LLC with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Funds”). (To Be filed by Amendment)

(e)(1)	Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(e)(2)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Union Street Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 208 on Form N-1A filed on January 30, 2017.

(e)(3)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on January 30, 2017.

(e)(4)	Schedule A to the Principal Underwriter Agreement dated August 29, 2019 between the Registrant and First Dominion Capital Corp. with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(e)(5)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(e)(6)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on April 29, 2016.

(e)(7)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(e)(8)	Schedule A to the Principal Underwriter Agreement dated August 24, 2016 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest Enhanced Growth Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(e)(9)	Principal Underwriter Agreement dated August 31, 2019 between the Registrant and First Dominion Capital Corp with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(e)(10)	Amended Principal Underwriter Agreement dated May 16, 2018 between the Registrant and First Dominion Capital Corp with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(e)(11)	Schedule A to the Principal Underwriter Agreement dated February 20, 2019 between the Registrant and First Dominion Capital Corp. with respect to the OTG Latin American Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(e)(12)	Schedule A to the Principal Underwriter Agreement dated February 20, 2019 between the Registrant and First Dominion Capital Corp. with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(e)(13)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(e)(14)	Schedule A to the Principal Underwriter Agreement dated August 24, 2021 between the Registrant and Foreside Fund Services, LLC with respect to the Curasset Funds. (To Be filed by Amendment)

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(5)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series (To be Filed by Amendment).

(g)(6)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(h)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(h)(4)	Fund Services Agreement dated January 1, 2016 and Amended March 1, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(h)(5)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Family of Funds (To be Filed by Amendment).

(h)(7)	Exhibit A to the Fund Services Agreement dated August 24, 2016 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(8)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(9)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(10)	Fund Services Agreement dated April 24, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(h)(11)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(12)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(13)	Amended and Restated Schedule A dated February 29, 2016 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(15)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Curasset Funds. (To Be filed by Amendment)

(h)(16)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(h)(17)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 390 on Form N-1A filed on July 29, 2021.

(h)(18)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1a filed on April 30, 2021.

(h)(19)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(20)	Expense Limitation Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(h)(21)	Expense Limitation Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Bitcoin Target Volatility Strategy Fund (To be Filed by Amendment).

(h)(22)	Amended Expense Limitation Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(23)	Expense Limitation Agreement between the Registrant and Strategic Asset
Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 391 on Form N-1A filed on July 29, 2021.

(h)(24)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(25)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(h)(26)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(27)	Expense Limitation Agreement between Registrant and Curasset Capital Management, LLC with respect to the Curasset Funds. (To Be filed by Amendment)

(h)(28)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(29)	Shareholder Services Plan, dated April 21, 2016, with respect to the Cboe Vest Family of Funds Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(h)(30)	Shareholder Services Plan, dated August 24, 2016, with respect to the Cboe Vest Enhanced Growth Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(31)	Shareholder Services Plan, with respect to the Cboe Vest Bitcoin Target Volatility Strategy Fund Investor Class Shares and Institutional Class Shares (To be Filed by Amendment).

(h)(32)	Amended Shareholder Services Plan, dated July 14, 2017, with respect to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares, Class C Shares, Institutional and Investor Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(33)	Amended Shareholder Services Plan with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 225 on Form N-1A filed on June 30, 2017.

(h)(34)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(35)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(36)	Shareholder Services Plan with respect to the Curasset Funds Investor Class and Institutional Class. (To Be filed by Amendment)

(h)(37)	Administrative Services Agreement dated April 18, 2018, with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 306 on Form N-1A filed on July 30, 2018.

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund was filed as an exhibit to Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 390 on Form N-1A filed on July 29, 2021.

(i)(5)	Consent of Legal Counsel for Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(6)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(7)	Opinion of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(8)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(i)(9)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(i)(10)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(i)(11)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(12)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(13)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 28, 2014.

(i)(14)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed on January 28, 2015.

(i)(15)	Opinion of Legal Counsel for the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(i)(16)	Consent of Legal Counsel for the REMS Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 385 on For N-1A filed on April 30, 2021.

(i)(17)	Opinion of Legal Counsel regarding tax matters for the reorganization of REMS Real Estate Income 50/50 Fund into the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(i)(18)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(i)(19)	Consent of Legal Counsel for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(i)(20)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(i)(21)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(i)(22)	Opinion and Consent of Legal Counsel for Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(i)(23)	Opinion and Consent of Legal Counsel for Cboe Vest Bitcoin Target Volatility Strategy Fund (To Be filed by Amendment).

(i)(24)	Consent of Legal Counsel for the Cboe Vest Family of Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(i)(25)	Opinion and Consent of Legal Counsel for Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(i)(26)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(i)(27)	Opinion and Consent of Legal Counsel for the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 292 on Form N-1A filed on April 18, 2018.

(i)(28)	Consent of Legal Counsel for SIM Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 381 on Form N-1A filed on March 1, 2021.

(i)(29)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.

(i)(30)	Consent of Legal Counsel for OTG Latin America Fund filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 391 on Form N-1A filed on July 29, 2021.

(i)(31)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(i)(32)	Consent of Legal Counsel for the Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(i)(33)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(i)(34)	Opinion and Consent of Legal Counsel for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on For N-1A filed on April 30, 2021.

(i)(35)	Opinion of Legal Counsel regarding tax matters for the reorganization of the Mission-Auour Risk-Managed Global Equity Fund into the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(i)(36)	Opinion and Consent of Legal Counsel for the Curasset Funds. (To Be filed by Amendment)

(j)(1)	Consent of Independent Public Accountants for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(j)(2)	Consent of Independent Public Accountants for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 390 on Form N-1A filed on July 29, 2021.

(j)(3)	Consent of Independent Public Accountants for REMS Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 385 on For N-1A filed on April 30, 2021.

(j)(4)	Consent of Independent Registered Public Accounting Firm for the Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(j)(5)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(j)(6)	Consent of Independent Registered Public Accounting firm for the Cboe Vest Family of Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(j)(7)	Consent of Independent Registered Public Accounting firm for SIM Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 381 on Form N-1A filed on March 1, 2021.

(j)(8)	Consent of Independent Registered Public Accounting firm for OTG Latin America Fund was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 391 on Form N-1A filed on July 29, 2021.

(j)(9)	Consent of Independent Registered Public Accounting firm for Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated November 10, 2015, for the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(m)(6)	Distribution Plan Pursuant to Rule 12b-1, dated August 29, 2019, for the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated July 6, 2016, for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated August 24, 2016, for the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(m)(9)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1, for the Cboe Vest Bitcoin Target Volatility Strategy Fund (To be Filed by Amendment).

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(m)(12)	Distribution Plan Pursuant to Rule 12b-1 for the Curasset Funds (To Be filed by Amendment).

(n)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(n)(2)	Rule 18f-3 Multiple Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(3)	Amended Rule 18f-3 Multiple Class Plan for REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 284 on Form N-1A filed on February 23, 2018.

(n)(4)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(5)	Rule 18f-3 Multiple Class Plan for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on February 28, 2018.

(n)(6)	Rule 18f-3 Multiple Class Plan for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(n)(7)	Rule 18f-3 Multiple Class Plan for the Curasset Funds (To Be filed by Amendment)

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(p)(2)	Code of Ethics for Principal Underwriter is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(p)(3)	Code of Ethics for Union Street Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(4)	Code of Ethics for McGinn Investment Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(p)(5)	Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(6)	Code of Ethics for Real Estate Management Services Group, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(p)(7)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(p)(8)	Code of Ethics for Strategic Asset Management, Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(p)(9)	Code of Ethics for Clifford Capital Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(p)(10)	Code of Ethics for Cboe Vest Financial LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(p)(11)	Code of Ethics for Secure Investment Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 292 on Form N-1A filed on April 18, 2018.

(p)(12)	Code of Ethics for Rule One Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(p)(13)	Code of Ethics for Kanen Wealth Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(p)(14)	Code of Ethics for Curasset Capital Management, LLC (To Be filed by Amendment).

(q)	Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Perkins Capital Management, Inc.	801-22888
Real Estate Management Services Group, LLC	801-61061
Applied Finance Advisors, LLC	801-66461
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
Cboe Vest Financial LLC	801-77463
Secure Investment Management, LLC	801-80752
Rule One Partners, LLC	801-114860
Kanen Wealth Management, LLC	801-116998
Curasset Capital Management, LLC

Item 32. Principal Underwriters

(a)	First Dominion Capital Corp. - Not applicable. First Dominion Capital Corp. does not act as principal underwriter for any series other than series of the Trust.
(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AFA Multi-Manager Credit Fund
5.	AGF Investments Trust (f/k/a FQF Trust)
6.	AIM ETF Products Trust
7.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
8.	AlphaCentric Prime Meridian Income Fund
9.	American Century ETF Trust
10.	American Customer Satisfaction ETF, Series of ETF Series Solutions
11.	Amplify ETF Trust
12.	ARK ETF Trust
13.	ASYMmetric ETFs Trust
14.	Bluestone Community Development Fund (f/k/a The 504 Fund)
15.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
16.	Bridgeway Funds, Inc.
17.	Brinker Capital Destinations Trust
18.	Brookfield Real Assets Income Fund Inc.
19.	Cabot Equity Growth ETF, Series of Listed Funds Trust
20.	Calamos Convertible and High Income Fund
21.	Calamos Convertible Opportunities and Income Fund
22.	Calamos Global Total Return Fund
23.	Calamos Strategic Total Return Fund
24.	Carlyle Tactical Private Credit Fund
25.	Center Coast Brookfield MLP & Energy Infrastructure Fund
26.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
27.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
28.	Cliffwater Corporate Lending Fund

29.	CornerCap Group of Funds
30.	Davis Fundamental ETF Trust
31.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
32.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
33.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
34.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
35.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
36.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
37.	Defiance Quantum ETF, Series of ETF Series Solutions
38.	Direxion Shares ETF Trust
39.	Eaton Vance NextShares Trust
40.	Eaton Vance NextShares Trust II
41.	EIP Investment Trust
42.	Ellington Income Opportunities Fund
43.	EntrepreneurShares Series Trust
44.	Esoterica Thematic ETF Trust
45.	ETF Opportunities Trust
46.	Evanston Alternative Opportunities Fund
47.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
48.	Fat Tail Risk ETF, Series of Collaborative Investment Series Trust
49.	Fiera Capital Series Trust
50.	FlexShares Trust
51.	FOMO ETF, Series of Collaborative Investment Series Trust
52.	Forum Funds
53.	Forum Funds II
54.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
55.	Guinness Atkinson Funds
56.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
57.	Infinity Core Alternative Fund
58.	Innovator ETFs Trust
59.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
60.	Ironwood Institutional Multi-Strategy Fund LLC
61.	Ironwood Multi-Strategy Fund LLC
62.	John Hancock Exchange-Traded Fund Trust
63.	Mairs & Power Funds Trust
64.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
65.	Manor Investment Funds
66.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
67.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
68.	Morningstar Funds Trust
69.	OSI ETF Trust
70.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
71.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
72.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
73.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
74.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
75.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
76.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
77.	Pacific Global ETF Trust
78.	Palmer Square Opportunistic Income Fund
79.	Partners Group Private Income Opportunities, LLC
80.	PENN Capital Funds Trust
81.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
82.	Plan Investment Fund, Inc.
83.	PMC Funds, Series of Trust for Professional Managers
84.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
85.	Putnam ETF Trust
86.	Quaker Investment Trust
87.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
88.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
89.	Renaissance Capital Greenwich Funds

90.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
91.	RMB Investors Trust (f/k/a Burnham Investors Trust)
92.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
93.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
94.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
95.	Roundhill MVP ETF, Series of Listed Funds Trust
96.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
97.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
98.	Salient MF Trust
99.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
100.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
101.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
102.	SharesPost 100 Fund
103.	Six Circles Trust
104.	Sound Shore Fund, Inc.
105.	Strategy Shares
106.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
107.	Syntax ETF Trust
108.	The Chartwell Funds
109.	The Community Development Fund
110.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
111.	The Relative Value Fund
112.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
113.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
114.	Third Avenue Trust
115.	Third Avenue Variable Series Trust
116.	Tidal ETF Trust
117.	TIFF Investment Program
118.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
119.	Timothy Plan International ETF, Series of The Timothy Plan
120.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
121.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
122.	Transamerica ETF Trust
123.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
124.	Trend Aggregation Conservative ETF, Series of Collaborative Investment Series Trust
125.	Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust
126.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
127.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
128.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
129.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
130.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
131.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
132.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
133.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
134.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
135.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
136.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
137.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
138.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
139.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
140.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
141.	TrueShares Structured Outcome (May) ETF, Series of Listed Funds Trust
142.	U.S. Global Investors Funds
143.	Variant Alternative Income Fund
144.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
145.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
146.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
147.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
148.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
149.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
150.	VictoryShares Protect America ETF, Series of Victory Portfolios II

151.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
152.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
153.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
154.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
155.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
156.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
157.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
158.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
159.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
160.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
161.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
162.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
163.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
164.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
165.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
166.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
167.	WisdomTree Trust
168.	WST Investment Trust
169.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(b)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to certain Funds of the Trust).

c)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as distributor to certain Funds of the Trust).

d)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, Virginia 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

e)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

f)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, Minnesota 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

g)	Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, Florida 34102-6407 (records relating to its function as the investment adviser to REMS Real Estate Value-Opportunity Fund).

h)	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as the investment adviser to the Applied Finance Funds).

i)	Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the OTG Latin America Fund).

j)	Clifford Capital Partners, LLC, 395 S. Main Street, #203 Alpine, Utah 84020 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund).

k)	Cboe Vest Financial LLC, 1765 Greensboro Station Place, 9th Floor, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Cboe Vest Family of Funds).

l)	Secure Investment Management, LLC, 3067 W Ina Road, Suite 125, Tucson, Arizona 85741 (records relating to its function as the investment adviser to the SIM Funds).

m)	Rule One Partners, LLC, 891 Bear Creek Road, Moreland, Georgia 30259, (records relating to its function as the investment adviser to the Rule One Fund).
n)

Kanen Wealth Management, LLC, 5850 Coral Ridge Drive, Suite 309, Coral Springs, Florida 33076 (records relating to its function as the investment adviser to the Philotimo Focused Growth and Income Fund).

o)	Curasset Capital Management, LLC, 443 Waverly Avenue, Brooklyn, New York 11238 (records relating to its function as the investment adviser to the Curasset Funds).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 393 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 3rd day of August, 2021.

WORLD FUNDS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 393 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	August 3, 2021

*Mary Lou H. Ivey	Trustee	August 3, 2021

*Theo H. Pitt, Jr.	Trustee	August 3, 2021

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	August 3, 2021

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	August 3, 2021

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney